Liabilities to credit institutions - Liabilities to Credit Institutions (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 2,026,665,000	$ 1,327,102,000
Working capital loans from banks
Disclosure of detailed information about borrowings [line items]
Borrowings	1,923,755,000	1,300,108,000
Floorplan facilities
Disclosure of detailed information about borrowings [line items]
Borrowings	75,963,000	5,409,000
Sale-leaseback facilities
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 26,947,000	$ 21,585,000